Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows:

	2026	2025
Accruals for operating expenses	$2,901,575	$1,704,763
Provision for reinstatement cost	39,362	39,089
Provision for long service payment (Note 15)	32,484	60,829
	2,973,421	1,804,681
Less: amount classified as non-current liabilities (Note 15)	(11,055)	(34,362)
Amount classified as current liabilities	$2,962,366	$1,770,319